WireRedemptionFeeIfSuchServicesAreRequested [Member] Expense Example - GREEN CENTURY BALANCED FUND	Jul. 31, 2025 USD ($)
Individual Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,409